INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Schedule of Inventory	Inventories consist of the following:
	As of December 31,
	2016	2015
Raw materials	$26,296	$27,848
Work in process	105,564	73,437
Finished goods	5,672	4,396
	$137,532	$105,681